Exhibit 99.3 Schedule 7

DSCR Business Purpose Supplemental

Loans In Report:	Loans In Report:: 10

Marketing ID	Loan Number	Doc Type	Unit ID	Rent On Lease if applicable	Rent On Appraisal if applicable	Source Lease or Appraisal	DSCR	Used For DSCR	PITIA	Short Term Rental Flag	Property Address	Property City	State	Property Zip	Year Built	Square Footage	Units	Lease Term	Default Rate?	Default Rate	Full Diligence Id
200	XX	DSCR	0	0	0	(No Data)	1.4286	0	1417.45	No	XX	XX	MD	XX	(No Data)	0	1	(No Data)	No	0	XX
194	XX	DSCR	0	0	0	(No Data)	1.3849	0	8261.92	Yes	XX	XX	SC	XX	(No Data)	0	1	(No Data)	No	0	XX
166	XX	DSCR	0	0	0	(No Data)	1.0228	0	1847.93	No	XX	XX	UT	XX	(No Data)	0	1	(No Data)	No	0	XX
156	XX	DSCR	0	0	0	(No Data)	1.2898	0	5465.86	No	XX	XX	MA	XX	(No Data)	0	4	(No Data)	No	0	XX
153	XX	DSCR	0	0	0	(No Data)	1.3307	0	2028.97	No	XX	XX	PA	XX	(No Data)	0	2	(No Data)	No	0	XX
152	XX	DSCR	0	0	0	(No Data)	0.6671	0	4047.22	No	XX	XX	CA	XX	(No Data)	0	1	(No Data)	No	0	XX
137	XX	DSCR	0	0	0	(No Data)	1.2517	0	2077.16	No	XX	XX	CA	XX	(No Data)	0	1	(No Data)	No	0	XX
123	XX	DSCR	0	0	0	(No Data)	1.1015	0	1361.72	No	XX	XX	ID	XX	(No Data)	0	1	(No Data)	No	0	XX
96	XX	DSCR	0	0	0	(No Data)	1.1417	0	2496.19	No	XX	XX	ID	XX	(No Data)	0	3	(No Data)	No	0	XX
56	XX	DSCR	0	0	0	(No Data)	0.9971	0	2858.43	No	XX	XX	NJ	XX	(No Data)	0	1	(No Data)	No	0	XX
	XX										XX

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